Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000001420
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class C
Trading Symbol	CDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,886,657
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 145,529
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$57,886,657
Number of Portfolio Holdings	40
Advisory Fee	$145,529
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Materials	1.5%
Communications	1.9%
Utilities	3.8%
Consumer Discretionary	4.1%
Consumer Staples	11.5%
Technology	15.0%
Industrials	17.8%
Health Care	18.6%
Financials	23.9%

Material Fund Change [Text Block]
C000001421
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,886,657
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 145,529
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$57,886,657
Number of Portfolio Holdings	40
Advisory Fee	$145,529
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Materials	1.5%
Communications	1.9%
Utilities	3.8%
Consumer Discretionary	4.1%
Consumer Staples	11.5%
Technology	15.0%
Industrials	17.8%
Health Care	18.6%
Financials	23.9%

Material Fund Change [Text Block]
C000193208
Shareholder Report [Line Items]
Fund Name	Crawford Multi-Asset Income Fund
Trading Symbol	CMALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crawford Multi-Asset Income Fund	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Performance Inception Date	Sep. 12, 2017
AssetsNet	$ 192,778,468
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 749,139
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$192,778,468
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$749,139
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	1.4%
Communications	1.8%
Industrials	2.3%
Consumer Staples	3.5%
Money Market Funds	4.4%
Health Care	4.5%
Energy	13.3%
Utilities	16.7%
Real Estate	22.2%
Financials	29.6%

Material Fund Change [Text Block]
C000118268
Shareholder Report [Line Items]
Fund Name	Crawford Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
AssetsNet	$ 382,271,537
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,523,661
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$382,271,537
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$1,523,661
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	0.6%
Money Market Funds	2.1%
Materials	2.3%
Utilities	2.8%
Energy	2.9%
Health Care	4.0%
Consumer Staples	4.4%
Real Estate	5.1%
Technology	7.9%
Consumer Discretionary	8.8%
Financials	19.4%
Industrials	39.6%

Material Fund Change [Text Block]
c000254164
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Class I
Trading Symbol	QINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q India Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 933,513
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
C000254165
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Class II
Trading Symbol	QINSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q India Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
AssetsNet	$ 933,513
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
C000254163
Shareholder Report [Line Items]
Fund Name	Q India Equity Fund
Class Name	Investor Class
Trading Symbol	QINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q India Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-894-0514
Additional Information Website	https://funddocs.filepoint.com/qindia/
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.23%
AssetsNet	$ 933,513
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%